Trade payables and other liabilities - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Liabilities [Line Items]
Total trade payables and other liabilities	€ 18,293	€ 15,136
Deferred consideration	180	196
Balance for deferred contingent consideration	164	180
Maximum possible total payment	575
Discounts due to customers
Disclosure Of Trade And Other Liabilities [Line Items]
Total trade payables and other liabilities	€ 2,121	€ 1,878